Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Deferred Compensation, Share-based Payments [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 302,469,647	$ 20,625,372	$ 20,752,893	$ (264,563,178)
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2019	99,395,048
Net loss for the period				(6,032,537)	$ (6,032,537)
Stock option compensation (Note 9)			644,722		644,722
Ending balance, value at Sep. 30, 2020	$ 302,469,647	20,625,372	21,397,615	(270,595,715)
Common Stock, Shares, Outstanding, Ending Balance at Sep. 30, 2020	99,395,048
Beginning balance, value at Jun. 30, 2020	$ 302,469,647	20,625,372	20,752,893	(268,167,742)
Common Stock, Shares, Outstanding, Beginning Balance at Jun. 30, 2020	99,395,048
Net loss for the period				(2,427,973)	(2,427,973)
Stock option compensation (Note 9)			644,722		644,722
Ending balance, value at Sep. 30, 2020	$ 302,469,647	20,625,372	21,397,615	(270,595,715)
Common Stock, Shares, Outstanding, Ending Balance at Sep. 30, 2020	99,395,048
Beginning balance, value at Dec. 31, 2020	$ 302,469,647	20,625,372	21,409,668	(276,080,463)	68,424,224
Common Stock, Shares, Outstanding, Beginning Balance at Dec. 31, 2020	99,395,048
Net loss for the period				(5,663,393)	(5,663,393)
Stock option compensation (Note 9)			70,544		70,544
Ending balance, value at Sep. 30, 2021	$ 302,679,682	20,625,372	21,480,212	(281,743,856)	$ 63,041,410
Common Stock, Shares, Outstanding, Ending Balance at Sep. 30, 2021	99,547,710
Share issuance	$ 210,035
Stock Issued During Period, Shares, New Issues					152,662
Beginning balance, value at Jun. 30, 2021	$ 302,679,682	20,625,372	21,468,596	(279,699,813)
Common Stock, Shares, Outstanding, Beginning Balance at Jun. 30, 2021	99,547,710
Net loss for the period				(2,044,043)	$ (2,044,043)
Stock option compensation (Note 9)			11,616		11,616
Ending balance, value at Sep. 30, 2021	$ 302,679,682	$ 20,625,372	$ 21,480,212	$ (281,743,856)	$ 63,041,410
Common Stock, Shares, Outstanding, Ending Balance at Sep. 30, 2021	99,547,710